24 Equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Apr. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity
Authorized capital		R$ 15,000,000	R$ 15,000,000
Subscribed and paid-in-capital		683,509,869	683,509,869
Surplus minimum mandatory	R$ 80,973		R$ 60,331
Dividends		R$ 231,163	799,785
Additional proposed dividends		R$ 40,806	R$ 141,203	R$ 118,859
Dividend per common share		R$ 0.3979	R$ 1.3767
Dividends distributed as interest on capital	R$ 141,203
Withholding income tax recognized in current liabilities		R$ 14,430	R$ 60,230
Interest on capital balance payable		231,611	800,352
Interest on capital balance payable declared		231,163	799,785
Interest on capital balance payable witheld income tax		448	567
Investment reserve		6,751,258	6,098,575
Retained earnings		652,683
Totaling proposed dividends		R$ 271,969	R$ 940,988
Percentage of allocating net income		5.00%
Percentage of maximum limit allocating net income		20.00%
Description of legal reserve		Earnings reserve - legal reserve: created by allocating 5% of the net income for the year up to the limit of 20% of the share capital. The Company may not create the legal reserve in the year in which the balance of this reserve, plus the amount of the capital reserves, exceeds 30% of the share capital.